Total Compensation Expense Recognized Relating to Options Granted to Employees (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of Revenues USD ($)	Dec. 31, 2013 Cost of Revenues CNY	Dec. 31, 2012 Cost of Revenues CNY	Dec. 31, 2011 Cost of Revenues CNY	Dec. 31, 2013 Selling and Marketing Expense USD ($)	Dec. 31, 2013 Selling and Marketing Expense CNY	Dec. 31, 2012 Selling and Marketing Expense CNY	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2013 General and Administrative Expense USD ($)	Dec. 31, 2013 General and Administrative Expense CNY	Dec. 31, 2012 General and Administrative Expense CNY	Dec. 31, 2011 General and Administrative Expense CNY	Dec. 31, 2013 Research and Development Expense USD ($)	Dec. 31, 2013 Research and Development Expense CNY	Dec. 31, 2012 Research and Development Expense CNY	Dec. 31, 2011 Research and Development Expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation expense	$ 11,195	67,769	67,632	41,959	$ 1,331	8,054	4,517	2,157	$ 2,214	13,405	10,508	5,763	$ 6,725	40,711	47,749	31,420	$ 925	5,599	4,858	2,619